Discontinued Operations - Schedule of Assets and Liabilities for Discontinued Operations of the Disposal Group Comprised (Details) - Discontinued Operations [Member] ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Current assets for discontinued operations
Cash and cash equivalents and restricted cash	¥ 76,888
Short term investments	54,547
Accounts receivable and contract assets, net	70,516
Other receivables, net	17,789
Other current assets, net	8,588
Total current assets	228,328
Non-current assets for discontinued operations
Restricted bank deposit - non-current	1,527
Property, plant, and equipment, net	8,822
Deferred tax assets	5,000
Other non-current assets, net	6,523
Right of use asset	13,629
Total non-current assets	35,501
Total assets	263,829
Current liabilities for discontinued operations
Other payable and accrued expenses	24,339
Accrued payroll	37,286
Current operating lease liabilities	6,209
Income tax payable	7,912
Total current liabilities	75,746
Non-current liabilities for discontinued operations
Non-current operating lease liability	6,463
Deferred tax liabilities	1,563
Other liabilities	4,505
Total non-current liabilities	12,531
Total liabilities	88,277
Total net assets of the Disposal Group	¥ 175,552